Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029018
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Advisor Class
Trading Symbol	ABWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
AssetsNet	$ 432,312,188
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,157,874
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

C000029015
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class A
Trading Symbol	ABWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[2]
AssetsNet	$ 432,312,188
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,157,874
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

C000029017
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class C
Trading Symbol	ABWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.82%	[3]
AssetsNet	$ 432,312,188
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,157,874
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

C000029021
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class I
Trading Symbol	ABWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[4]
AssetsNet	$ 432,312,188
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 1,157,874
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

C000029007
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Advisor Class
Trading Symbol	ABPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 81,979,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 118,204
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

C000029004
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class A
Trading Symbol	ABPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 81,979,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 118,204
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

C000029006
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class C
Trading Symbol	ABPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[7]
AssetsNet	$ 81,979,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 118,204
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

C000029010
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class I
Trading Symbol	APWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APWIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[8]
AssetsNet	$ 81,979,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 118,204
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

C000232929
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Balanced Portfolio
Class Name	Class Z
Trading Symbol	ABPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABPZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[9]
AssetsNet	$ 81,979,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 118,204
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

C000029036
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	ATWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[10]
AssetsNet	$ 1,028,688,421
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,975,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

C000029033
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	ATWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[11]
AssetsNet	$ 1,028,688,421
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,975,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

C000029035
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	ATWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%	[12]
AssetsNet	$ 1,028,688,421
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,975,797
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

C000029029
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	AWAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[13]
AssetsNet	$ 1,443,124,653
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,821,172
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

C000029026
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	AWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[14]
AssetsNet	$ 1,443,124,653
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,821,172
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

C000029028
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	AWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%	[15]
AssetsNet	$ 1,443,124,653
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,821,172
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

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